Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 2,012,543	$ 2,667,508	$ 3,525,454
Operating costs and expenses:
Lease operating expenses	2,577,483	2,764,958	2,950,869
Depreciation, depletion and amortization	559,925	665,187	702,217
General and administrative expenses	3,453,484	5,170,103	3,368,029
Total operating costs and expenses	6,590,892	8,600,248	7,021,115
Loss from operations	(4,578,349)	(5,932,740)	(3,495,661)
Other income (expense):
Change in fair value of warrant liability	214,996	(96,709)	907,424
Foreign currency exchange gain/(loss)	78,467	(116,107)	136,788
Allowance on other receivable	(822,213)	(58,070)	(59,604)
Other income (expense), net	7,294	(139,915)	(131,631)
Total other income (expenses), net	(521,456)	(410,801)	852,977
Loss before income tax	(5,099,805)	(6,343,541)	(2,642,684)
Income tax provision
Net loss	(5,099,805)	(6,343,541)	(2,642,684)
Comprehensive loss:
Actuarial gain for post-employment benefits	3,266	4,715	8,543
Total comprehensive loss	$ (5,096,539)	$ (6,338,826)	$ (2,634,141)
Loss per ordinary share
Basic	$ (0.35)	$ (0.55)	$ (0.26)
Diluted	$ (0.35)	$ (0.55)	$ (0.26)
Weighted average ordinary shares outstanding
Basic	14,663,008	11,498,096	10,142,694
Diluted	14,663,008	11,498,096	10,142,694